Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 0.41%
Energy: 0.18%
Oil, gas & consumable fuels: 0.18%
Denbury Incorporated †	6,070	$ 544,843
Financials: 0.23%
Mortgage REITs: 0.23%
Blackstone Mortgage Trust Incorporated Class A	9,000	227,430
Ladder Capital Corporation	23,000	255,300
Starwood Property Trust Incorporated	11,000	235,510
		718,240
Total Common stocks (Cost $1,220,134)		1,263,083

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 82.93%
Communication services: 13.87%
Diversified telecommunication services: 0.86%
Cablevision Lightpath LLC 144A	3.88%	9-15-2027	$ 860,000	741,475
Cablevision Lightpath LLC 144A	5.63	9-15-2028	800,000	608,709
Level 3 Financing Incorporated 144A	3.63	1-15-2029	1,775,000	1,310,660
				2,660,844
Entertainment: 1.31%
Dave & Buster's Incorporated 144A	7.63	11-1-2025	535,000	537,630
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	1,275,000	1,117,028
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	670,000	635,155
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	1,735,000	1,738,284
				4,028,097
Media: 11.70%
CCO Holdings LLC 144A	4.25	1-15-2034	1,045,000	814,055
CCO Holdings LLC 144A	4.50	8-15-2030	2,850,000	2,401,125
CCO Holdings LLC 144A	5.00	2-1-2028	975,000	896,279
CCO Holdings LLC 144A	5.13	5-1-2027	1,975,000	1,869,318
Cinemark USA Incorporated 144A«	5.25	7-15-2028	1,675,000	1,337,906
Cinemark USA Incorporated 144A	8.75	5-1-2025	1,965,000	2,004,349
Clear Channel Outdoor Holdings 144A	7.50	6-1-2029	1,865,000	1,384,763
CSC Holdings LLC 144A	4.13	12-1-2030	1,750,000	1,343,125
CSC Holdings LLC 144A	5.75	1-15-2030	2,725,000	1,855,725
DIRECTV Financing LLC 144A	5.88	8-15-2027	1,675,000	1,536,947
DISH DBS Corporation 144A	5.75	12-1-2028	1,225,000	993,536
Gray Escrow II Incorporated 144A	5.38	11-15-2031	4,675,000	3,566,885
Lamar Media Corporation «	4.00	2-15-2030	600,000	523,914
Lamar Media Corporation	4.88	1-15-2029	890,000	822,574
Match Group Holdings II LLC 144A	5.63	2-15-2029	1,655,000	1,521,546
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	950,000	845,424
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	905,000	853,343
Outfront Media Capital Corporation 144A	4.63	3-15-2030	1,275,000	1,067,233
Outfront Media Capital Corporation 144A	5.00	8-15-2027	1,250,000	1,139,063
QVC Incorporated	4.38	9-1-2028	1,330,000	891,100
QVC Incorporated	4.75	2-15-2027	1,220,000	915,811
See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
QVC Incorporated	5.95%	3-15-2043	$ 700,000	$ 360,948
Scripps Escrow II Incorporated 144A«	5.38	1-15-2031	1,625,000	1,326,748
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	1,800,000	1,602,000
Sirius XM Radio Incorporated Company 144A	4.00	7-15-2028	1,825,000	1,612,972
Townsquare Media Incorporated 144A	6.88	2-1-2026	2,815,000	2,611,499
				36,098,188
Consumer discretionary: 10.91%
Auto components: 0.64%
Allison Transmission Incorporated 144A	5.88	6-1-2029	775,000	732,562
Clarios Global LP 144A	6.25	5-15-2026	176,000	174,351
Clarios Global LP 144A	6.75	5-15-2025	1,070,000	1,069,318
				1,976,231
Automobiles: 0.26%
Ford Motor Company	3.25	2-12-2032	1,035,000	817,986
Hotels, restaurants & leisure: 6.49%
Carnival Corporation 144A	4.00	8-1-2028	1,175,000	978,188
Carnival Corporation 144A	6.00	5-1-2029	1,350,000	958,500
Carnival Corporation 144A	9.88	8-1-2027	1,850,000	1,805,739
Carnival Holdings Bermuda Limited 144A	10.38	5-1-2028	1,235,000	1,285,882
CCM Merger Incorporated 144A	6.38	5-1-2026	3,845,000	3,559,432
Cedar Fair LP 144A	5.50	5-1-2025	750,000	747,615
Churchill Downs Incorporated 144A	4.75	1-15-2028	885,000	814,280
Las Vegas Sands Corporation	3.20	8-8-2024	1,600,000	1,528,901
MGM Resorts International	6.75	5-1-2025	635,000	631,971
NCL Corporation Limited 144A	5.88	3-15-2026	1,945,000	1,595,447
NCL Corporation Limited 144A	5.88	2-15-2027	1,310,000	1,166,332
NCL Corporation Limited 144A	7.75	2-15-2029	830,000	664,000
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	200,000	165,720
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	875,000	714,219
Royal Caribbean Cruises Limited 144A«	9.25	1-15-2029	905,000	926,503
Royal Caribbean Cruises Limited 144A	11.63	8-15-2027	1,195,000	1,227,863
Six Flags Entertainment Company 144A«	5.50	4-15-2027	350,000	316,029
Six Flags Entertainment Company 144A«	7.00	7-1-2025	925,000	927,290
				20,013,911
Household durables: 0.25%
Newell Brands Incorporated	4.45	4-1-2026	810,000	764,122
Multiline retail: 0.75%
LSF9 Atlantis Holdings LLC 144A	7.75	2-15-2026	1,350,000	1,245,902
Macy's Retail Holdings LLC 144A«	5.88	4-1-2029	945,000	878,992
Macy's Retail Holdings LLC 144A	6.13	3-15-2032	210,000	186,425
				2,311,319
Specialty retail: 1.79%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	635,000	665,794
GAP Incorporated 144A	3.88	10-1-2031	1,725,000	1,302,375
Michaels Companies Incorporated 144A	7.88	5-1-2029	1,090,000	644,463
See accompanying notes to portfolio of investments

2  |  Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail (continued)
NMG Holding Company Incorporated 144A	7.13%	4-1-2026	$ 1,325,000	$ 1,275,922
Rent-A-Center Incorporated 144A«	6.38	2-15-2029	1,980,000	1,628,550
				5,517,104
Textiles, apparel & luxury goods: 0.73%
G-III Apparel Group Limited 144A	7.88	8-15-2025	2,340,000	2,266,875
Consumer staples: 0.85%
Food & staples retailing: 0.26%
PetSmart Incorporated 144A	4.75	2-15-2028	865,000	790,290
Food products: 0.59%
CHS Incorporated 144A	5.25	5-15-2030	1,055,000	804,543
US Foods Incorporated 144A	6.25	4-15-2025	1,025,000	1,034,574
				1,839,117
Energy: 15.40%
Energy equipment & services: 3.62%
Bristow Group Incorporated 144A	6.88	3-1-2028	3,025,000	2,825,553
Hilcorp Energy Company 144A	5.75	2-1-2029	490,000	448,868
Hilcorp Energy Company 144A	6.00	4-15-2030	350,000	321,836
Hilcorp Energy Company 144A	6.25	11-1-2028	610,000	580,911
Hilcorp Energy Company 144A	6.25	4-15-2032	350,000	321,125
Oceaneering International Incorporated	4.65	11-15-2024	900,000	872,199
Oceaneering International Incorporated	6.00	2-1-2028	1,875,000	1,698,647
Pattern Energy Operations LP 144A	4.50	8-15-2028	3,250,000	2,916,445
USA Compression Partners LP	6.88	4-1-2026	1,150,000	1,101,125
USA Compression Partners LP	6.88	9-1-2027	100,000	95,470
				11,182,179
Oil, gas & consumable fuels: 11.78%
Aethon United 144A	8.25	2-15-2026	1,600,000	1,591,873
Archrock Partners LP 144A	6.25	4-1-2028	415,000	384,913
Archrock Partners LP 144A	6.88	4-1-2027	1,650,000	1,596,375
Buckeye Partners LP 144A	4.13	3-1-2025	760,000	729,775
Buckeye Partners LP 144A	4.50	3-1-2028	1,025,000	909,688
CQP Holdco LP 144A	5.50	6-15-2031	2,075,000	1,903,979
Crestwood Midstream Partners LP	5.75	4-1-2025	1,870,000	1,823,018
DT Midstream Incorporated 144A	4.38	6-15-2031	2,475,000	2,135,207
Encino Acquisition Partners Company 144A	8.50	5-1-2028	2,735,000	2,617,203
EnLink Midstream Partners LP	5.38	6-1-2029	2,360,000	2,247,900
EnLink Midstream Partners LP 144A	6.50	9-1-2030	1,050,000	1,066,401
Enviva Partners LP 144A	6.50	1-15-2026	4,840,000	4,614,460
EQM Midstream Partners 144A	7.50	6-1-2027	20,000	20,212
EQM Midstream Partners 144A	7.50	6-1-2030	1,555,000	1,568,583
Harvest Midstream LP 144A	7.50	9-1-2028	1,000,000	957,500
Hess Midstream Operation Company 144A	5.50	10-15-2030	205,000	187,911
Kinetik Holdings LP Company 144A	5.88	6-15-2030	1,615,000	1,517,632
Murphy Oil Corporation	6.38	7-15-2028	710,000	700,238
Nabors Industries Limited 144A	7.38	5-15-2027	1,240,000	1,205,900
Occidental Petroleum Corporation	6.45	9-15-2036	3,800,000	3,809,500
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	975,000	809,250
Southwestern Energy Company	4.75	2-1-2032	1,825,000	1,595,560
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,055,000	954,764
See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Tallgrass Energy Partners LP 144A	6.00%	9-1-2031	$ 155,000	$ 138,144
Western Midstream Operating LP	5.30	3-1-2048	1,500,000	1,246,436
				36,332,422
Financials: 12.72%
Capital markets: 0.52%
MSCI Incorporated 144A	4.00	11-15-2029	900,000	794,727
Oppenheimer Holdings Incorporated	5.50	10-1-2025	825,000	808,500
				1,603,227
Consumer finance: 5.13%
FirstCash Incorporated 144A	4.63	9-1-2028	1,375,000	1,209,937
FirstCash Incorporated 144A	5.63	1-1-2030	210,000	191,024
Ford Motor Credit Company LLC	4.39	1-8-2026	2,800,000	2,663,164
Ford Motor Credit Company LLC	5.11	5-3-2029	3,325,000	3,099,864
Ford Motor Credit Company LLC	5.13	6-16-2025	200,000	193,662
LFS TopCo LLC 144A	5.88	10-15-2026	895,000	716,017
Navient Corporation	5.00	3-15-2027	1,325,000	1,157,705
Navient Corporation	5.63	8-1-2033	700,000	490,786
Navient Corporation	5.88	10-25-2024	350,000	340,056
OneMain Finance Corporation	5.38	11-15-2029	935,000	780,912
OneMain Finance Corporation	7.13	3-15-2026	575,000	557,057
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	1,625,000	962,813
PRA Group Incorporated 144A	5.00	10-1-2029	2,075,000	1,724,014
Rocket Mortgage LLC 144A	2.88	10-15-2026	1,375,000	1,172,545
Rocket Mortgage LLC 144A	4.00	10-15-2033	765,000	562,275
				15,821,831
Diversified financial services: 1.56%
Hat Holdings LLC 144A	3.38	6-15-2026	850,000	739,339
Hat Holdings LLC 144A	3.75	9-15-2030	495,000	353,854
Hat Holdings LLC 144A	6.00	4-15-2025	395,000	381,613
LPL Holdings Incorporated 144A	4.38	5-15-2031	2,475,000	2,127,792
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	1,310,000	1,213,898
				4,816,496
Insurance: 2.28%
Amwins Group Incorporated 144A	4.88	6-30-2029	1,490,000	1,287,557
AssuredPartners Incorporated 144A	5.63	1-15-2029	1,050,000	892,500
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	2,425,000	2,061,250
HUB International Limited 144A«	5.63	12-1-2029	500,000	437,815
HUB International Limited 144A	7.00	5-1-2026	385,000	381,173
Ryan Specialty Group LLC 144A	4.38	2-1-2030	1,165,000	996,075
Tri Pointe Homes Incorporated	5.88	6-15-2024	1,000,000	998,354
				7,054,724
Mortgage REITs: 1.17%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	940,000	819,073
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	1,495,000	1,337,517
Starwood Property Trust Incorporated	4.75	3-15-2025	1,510,000	1,445,239
				3,601,829
See accompanying notes to portfolio of investments

4  |  Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Thrifts & mortgage finance: 2.06%
Enact Holdings Incorporated 144A	6.50%	8-15-2025	$ 3,170,000	$ 3,081,969
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	3,250,000	2,835,625
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	100,000	81,759
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	430,000	355,825
				6,355,178
Health care: 3.34%
Health care providers & services: 2.31%
180 Medical Incorporated 144A	3.88	10-15-2029	2,025,000	1,721,063
Air Methods Corporation 144A«	8.00	5-15-2025	755,000	153,741
Davita Incorporated 144A	4.63	6-1-2030	2,480,000	2,007,510
Pediatrix Medical Group 144A«	5.38	2-15-2030	830,000	700,362
Select Medical Corporation 144A	6.25	8-15-2026	1,775,000	1,717,952
Tenet Healthcare Corporation 144A	4.88	1-1-2026	875,000	830,358
				7,130,986
Health care technology: 0.39%
IQVIA Incorporated 144A	5.00	10-15-2026	1,250,000	1,203,125
Life sciences tools & services: 0.12%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	425,000	371,807
Pharmaceuticals: 0.52%
Catalent Pharma Solutions Company 144A«	5.00	7-15-2027	1,675,000	1,595,856
Industrials: 10.52%
Aerospace & defense: 1.98%
Spirit AeroSystems Incorporated 144A	7.50	4-15-2025	840,000	830,970
Spirit AeroSystems Incorporated 144A	9.38	11-30-2029	1,920,000	2,020,800
TransDigm Group Incorporated	6.38	6-15-2026	2,000,000	1,964,260
TransDigm Group Incorporated	7.50	3-15-2027	1,300,000	1,303,250
				6,119,280
Airlines: 2.20%
American Airlines Group Incorporated 144A	5.75	4-20-2029	1,275,000	1,186,961
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	3,575,000	3,388,171
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	1,660,000	1,678,592
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	525,000	532,135
				6,785,859
Commercial services & supplies: 2.40%
Allied Universal Holdco LLC 144A	6.00	6-1-2029	2,205,000	1,580,579
Allied Universal Holdco LLC 144A	6.63	7-15-2026	1,000,000	950,000
Aramark Services Incorporated 144A	6.38	5-1-2025	1,555,000	1,551,921
CoreCivic Incorporated	8.25	4-15-2026	3,240,000	3,309,817
				7,392,317
Machinery: 1.61%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	1,165,000	1,174,798
TK Elevator US Newco Incorporated 144A	5.25	7-15-2027	2,300,000	2,087,296
United Rentals 144A	6.00	12-15-2029	20,000	20,100
Werner FinCo LP 144A	8.75	7-15-2025	2,100,000	1,680,000
				4,962,194
See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Road & rail: 1.23%
Uber Technologies Incorporated 144A	4.50%	8-15-2029	$ 2,025,000	$ 1,762,813
Uber Technologies Incorporated 144A	8.00	11-1-2026	2,000,000	2,022,769
				3,785,582
Trading companies & distributors: 1.10%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	2,205,000	1,918,416
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	830,000	797,174
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	675,000	680,906
				3,396,496
Information technology: 4.65%
Communications equipment: 0.68%
Ciena Corporation 144A	4.00	1-31-2030	1,000,000	838,750
CommScope Technologies LLC 144A	4.75	9-1-2029	415,000	349,496
CommScope Technologies LLC 144A	5.00	3-15-2027	1,195,000	911,570
				2,099,816
Electronic equipment, instruments & components: 0.54%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,660,000	1,680,750
IT services: 1.70%
Sabre GLBL Incorporated 144A	7.38	9-1-2025	435,000	414,338
Sabre GLBL Incorporated 144A	9.25	4-15-2025	4,315,000	4,304,213
Sabre GLBL Incorporated 144A%%	11.25	12-15-2027	520,000	533,000
				5,251,551
Semiconductors & semiconductor equipment: 0.16%
QORVO Incorporated 144A	3.38	4-1-2031	610,000	489,074
Software: 1.57%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	820,000	654,991
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	2,235,000	1,570,088
NCR Corporation 144A	6.13	9-1-2029	1,575,000	1,527,750
SS&C Technologies Incorporated 144A	5.50	9-30-2027	1,125,000	1,075,237
				4,828,066
Materials: 3.65%
Chemicals: 1.22%
Avient Corporation 144A	7.13	8-1-2030	405,000	395,402
Celanese US Holding LLC	6.05	3-15-2025	2,330,000	2,318,298
Chemours Company 144A	4.63	11-15-2029	1,300,000	1,046,500
				3,760,200
Containers & packaging: 2.23%
Ball Corporation	2.88	8-15-2030	935,000	760,099
Berry Global Incorporated 144A«	5.63	7-15-2027	2,450,000	2,401,000
Clydesdale Acquisition Holdings Incorporated 144A	8.75	4-15-2030	1,735,000	1,559,765
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	1,035,000	1,058,282
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	535,000	530,539
Sealed Air Corporation 144A	5.00	4-15-2029	410,000	381,300
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	198,392
				6,889,377
See accompanying notes to portfolio of investments

6  |  Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Metals & mining: 0.20%
Arches Buyer Incorporated 144A	4.25%	6-1-2028	$ 725,000	$ 596,421
Real estate: 2.46%
Equity REITs: 2.46%
Iron Mountain Incorporated 144A	4.50	2-15-2031	3,800,000	3,181,360
MPT Operating Partnership LP	3.50	3-15-2031	2,710,000	1,910,550
Service Properties Trust Company	4.35	10-1-2024	1,825,000	1,703,273
Service Properties Trust Company	4.95	2-15-2027	915,000	753,560
Service Properties Trust Company	5.25	2-15-2026	50,000	42,829
				7,591,572
Utilities: 4.56%
Electric utilities: 1.29%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	924,000	892,854
PG&E Corporation «	5.25	7-1-2030	3,410,000	3,087,704
				3,980,558
Independent power & renewable electricity producers: 3.27%
NSG Holdings LLC 144A	7.75	12-15-2025	2,633,420	2,562,002
TerraForm Power Operating LLC 144A	5.00	1-31-2028	4,830,000	4,479,825
Vistra Corporation 144A	7.00	12-15-2026	615,000	550,071
Vistra Operations Company LLC 144A	4.38	5-1-2029	1,300,000	1,163,069
Vistra Operations Company LLC 144A	5.63	2-15-2027	1,375,000	1,330,248
				10,085,215
Total Corporate bonds and notes (Cost $282,495,827)				255,848,072
Loans: 7.13%
Communication services: 1.26%
Diversified telecommunication services: 0.74%
Intelsat Jackson Holdings SA (U.S. SOFR 1 Month +4.50%) ±	7.44	2-1-2029	2,372,650	2,289,014
Entertainment: 0.18%
Dave & Buster's Incorporated (U.S. SOFR 1 Month +5.00%) <±	9.44	6-29-2029	558,600	553,433
Media: 0.34%
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) <±	7.91	8-21-2026	583,496	532,703
Hubbard Radio LLC (1 Month LIBOR +4.07%) ±	8.32	3-28-2025	575,000	503,844
				1,036,547
Consumer discretionary: 0.24%
Multiline retail: 0.13%
LSF9 Atlantis Holdings LLC (U.S. SOFR 1 Month +7.25%) ±	10.80	3-31-2029	425,000	410,036
Specialty retail: 0.11%
Michaels Companies Incorporated (1 Month LIBOR +4.25%) ±	7.92	4-15-2028	461,495	347,787
Energy: 1.97%
Oil, gas & consumable fuels: 1.97%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	8.17	9-29-2028	2,133,677	2,114,111
See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
GIP III Stetson I LP (3 Month LIBOR +4.25%) <±	8.32%	7-18-2025	$ 3,501,104	$ 3,410,950
M6 ETX Holdings II MidCo LLC (U.S. SOFR 1 Month +4.00%) ±	8.51	9-19-2029	560,000	559,653
				6,084,714
Financials: 0.84%
Diversified financial services: 0.64%
CTC Holdings LP (U.S. SOFR 1 Month +5.00%) ‡±	8.36	2-20-2029	288,550	276,272
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	7.57	5-30-2025	954,513	894,856
Solis IV BV (U.S. SOFR 1 Month +3.50%) ±	7.86	2-26-2029	930,000	809,602
				1,980,730
Insurance: 0.20%
Asurion LLC (1 Month LIBOR +5.25%) ±	9.32	1-31-2028	800,000	615,200
Health care: 0.77%
Health care technology: 0.31%
Athenahealth Incorporated (U.S. SOFR 1 Month +3.50%) ±	5.79	2-15-2029	154,228	140,502
Athenahealth Incorporated (U.S. SOFR 1 Month +3.50%) ±	7.41	2-15-2029	907,671	826,889
				967,391
Pharmaceuticals: 0.46%
Bausch Health Companies Incorporated (U.S. SOFR 1 Month +5.25%) ±	9.05	2-1-2027	1,910,813	1,417,976
Industrials: 1.72%
Airlines: 0.70%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	8.78	6-21-2027	1,330,000	1,366,575
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	7.99	10-20-2027	790,000	800,468
				2,167,043
Commercial services & supplies: 1.02%
The Geo Group Incorporated (U.S. SOFR 1 Month +3.95%) <±	11.21	3-23-2027	3,132,880	3,131,908
Information technology: 0.33%
Software: 0.33%
McAfee Corporation (U.S. SOFR 1 Month +3.75%) ±	7.64	3-1-2029	1,067,325	1,011,963
Total Loans (Cost $23,001,898)				22,013,742
Yankee corporate bonds and notes: 8.07%
Communication services: 0.93%
Media: 0.58%
Videotron Limited 144A	5.13	4-15-2027	1,850,000	1,768,600
Wireless telecommunication services: 0.35%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	1,150,000	1,086,750
See accompanying notes to portfolio of investments

8  |  Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 1.07%
Oil, gas & consumable fuels: 1.07%
Baytex Energy Corporation 144A	8.75%	4-1-2027	$ 1,165,000	$ 1,201,080
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	2,230,000	2,111,850
				3,312,930
Financials: 1.01%
Diversified financial services: 1.01%
Castlelake Aviation Finance 144A	5.00	4-15-2027	1,905,000	1,619,080
New Red Finance Incorporated 144A	3.88	1-15-2028	850,000	758,614
New Red Finance Incorporated 144A	4.00	10-15-2030	875,000	736,890
				3,114,584
Health care: 1.33%
Biotechnology: 0.49%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	1,800,000	1,512,684
Pharmaceuticals: 0.84%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	770,000	471,702
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	2,815,000	1,172,258
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	950,000	935,099
				2,579,059
Industrials: 3.05%
Airlines: 1.14%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	2,475,000	2,511,988
VistaJet Malta Finance PLC 144A	6.38	2-1-2030	1,250,000	1,025,000
				3,536,988
Electrical equipment: 1.03%
Sensata Technologies BV 144A	4.00	4-15-2029	2,490,000	2,167,251
Sensata Technologies BV 144A	5.88	9-1-2030	1,060,000	1,006,613
				3,173,864
Trading companies & distributors: 0.88%
Fly Leasing Limited 144A	7.00	10-15-2024	3,625,000	2,709,431
Information technology: 0.35%
Technology hardware, storage & peripherals: 0.35%
Seagate HDD Cayman	4.13	1-15-2031	1,365,000	1,067,170
Materials: 0.33%
Containers & packaging: 0.33%
Ardagh Packaging Finance plc 144A	6.00	6-15-2027	1,050,000	1,025,021
Total Yankee corporate bonds and notes (Cost $29,662,980)				24,887,081

See accompanying notes to portfolio of investments

Allspring High Yield Bond Fund  |  9

Portfolio of investments—November 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 5.16%
Investment companies: 5.16%
Allspring Government Money Market Fund Select Class ♠∞##		3.60%	3,492,940	$ 3,492,940
Securities Lending Cash Investments LLC ♠∩∞		3.90	12,423,686	12,423,686
Total Short-term investments (Cost $15,916,605)				15,916,626
Total investments in securities (Cost $352,297,444)	103.70%			319,928,604
Other assets and liabilities, net	(3.70)			(11,405,018)
Total net assets	100.00%			$308,523,586

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for unfunded loans.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,285,787	$43,152,142	$(50,944,989)	$0	$0	$3,492,940	3,492,940	$57,834
Securities Lending Cash Investments LLC	2,080,069	20,799,885	(10,456,268)	0	0	12,423,686	12,423,686	35,171#
				$0	$0	$15,916,626		$93,005

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

10  |  Allspring High Yield Bond Fund

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Allspring High Yield Bond Fund  |  11

Notes to portfolio of investments—November 30, 2022 (unaudited)

As of November 30, 2022, the Fund had unfunded loan commitments of $3,409,584.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$544,843	$0	$0	$544,843
Financials	718,240	0	0	718,240
Corporate bonds and notes	0	255,848,072	0	255,848,072
Loans	0	21,737,470	276,272	22,013,742
Yankee corporate bonds and notes	0	24,887,081	0	24,887,081
Short-term investments
Investment companies	15,916,626	0	0	15,916,626
Total assets	$17,179,709	$302,472,623	$276,272	$319,928,604
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

12  |  Allspring High Yield Bond Fund